Subsequent Events - Additional Information (Detail) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Events After Reporting Period [line items]
Repayment of borrowings		$ 2,331.9	$ 961.8	$ 478.2
Settlement of part of the debt [Member] | 2027 [member] | Working capital [member]
Disclosure of Events After Reporting Period [line items]
Face amount of debt instrument subject to repayment	$ 100.0
Settlement of part of the debt [Member] | 2028 [member] | Export financing [member]
Disclosure of Events After Reporting Period [line items]
Face amount of debt instrument subject to repayment	160.0
Settlement of part of the debt [Member] | 2027 and 2028 [member] | Working capital and export financing [member]
Disclosure of Events After Reporting Period [line items]
Repayment of borrowings	274.9
Settlement of part of the debt [Member] | 2027 and 2028 [member] | Working capital and export financing [member] | Financial expenses [member]
Disclosure of Events After Reporting Period [line items]
Fee expenses on settlement of debt	$ 2.3